Earnings per share (Details) - JPY (¥) ¥ / shares in Units, ¥ in Millions	3 Months Ended				6 Months Ended
	Sep. 30, 2025		Sep. 30, 2024		Sep. 30, 2025		Sep. 30, 2024
Earnings per share [abstract]
Net profits (losses) for the period attributable to owners of Coincheck Parent	¥ 355		¥ 15		¥ (1,022)		¥ 452
Net profits (losses) for the period attributable to owners of Coincheck Parent	¥ 355		¥ 15		¥ (1,022)		¥ 452
Basic net earnings (losses) per share (in Yen per share)	¥ 2.71		¥ 0.13		¥ (7.82)		¥ 3.69
Diluted net earnings (losses) per share (in Yen per share)	¥ 2.64		¥ 0.13		¥ (7.82)		¥ 3.69
Weighted-average number of shares, basic (in shares)	130,822,522	[1]	122,587,617	[1]	130,818,546	[2]	122,587,617	[2]
Weighted-average number of shares, diluted (in shares)	134,648,307	[1]	122,587,617	[1]	130,818,546	[2]	122,587,617	[2]

[1]	*Weighted average number of shares has been retrospectively restated to reflect the transaction on December 10, 2024.
[2]	*Weighted average number of shares has been retrospectively restated to reflect the transaction on December 10, 2024.